Other Comprehensive Income (Loss) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains and losses realized in net income, before tax	¥ 400,000
Reclassification adjustments for gains and losses realized in net income, tax	(122,000)
Reclassification adjustments for gains and losses realized in net income, after tax	278,000
Net change during the year, before tax	400,000
Net change during the year, tax	(122,000)
Net change during the year, after tax	278,000
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains and losses realized in net income, after tax	278
Net change during the year, after tax	¥ 278